Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 430,150,000
Total Fee Amount	59,403.72
Total Offset Amount	0
Net Fee	$ 59,403.72
Offset Table N/A	N/A